BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND OFFICERS
NOTE 22:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS

a.	Related parties consist of:

•	Clal Biotechnologies Industries Ltd.- Parent Company.
•	Directors of the Company.
•	CureTech Ltd.-Sister Company

b.	Balances of related parties:

	Payables	Recievable
Parent Company (1):

As of December 31, 2017	238	-
As of December 31, 2018	186	-

Other related parties:

As of December 31, 2017	86	-
As of December 31, 2018	41	58

(1)	The Company leases office space and a production facility from the Parent Company in accordance with a sublease agreement (see Note 15 (g)).

c.	Transactions with related parties:

	Professional Fee (1)	Rent expenses and other
Parent company:
2016	27	804
2017	35	817
2018	44	292

Other related parties:
2016	159	-
2017	225	-
2018 (2)	162	(246)

(1)
Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $420, $691 and $537 for the years 2016, 2017 and 2018, respectively, as well as payment for the purchasing of a patent in amount of $30, $30 and $12 for the years 2016, 2017 and 2018, respectively (see note 15c).

(2)	Comprise of participation in building maintenance on amount of $246.

d.	Compensation of officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31,
	2016	2017	2018

Short-term employee benefits	2,108	2,324	2,304
Share-based compensation	1,445	731	276

	3,553	3,055	2,580

Number of officers	7	6	6

In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Executive Officer and Chief Medical Officer in the amounts of $ 120 each, to be paid upon achieving marketing approval in the United States.